Cover	Jul. 23, 2026	Jul. 21, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 21, 2026
Entity Registrant Name		Meridian Corp
Entity Incorporation, State or Country Code		PA
Entity File Number		000-55983
Entity Tax Identification Number		83-1561918
Entity Address, Address Line One		9 Old Lincoln Highway, Malvern, Pennsylvania
Entity Address, City or Town		Malvern
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19355
City Area Code		(484) 568-5000Registrant’s telephone number, including area code
Local Phone Number		(484) 568-5000Registrant’s telephone number, including area code
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $1 par value
Trading Symbol		MRBK
Security Exchange Name		NASDAQ
Entity Central Index Key		0001750735
Amendment Flag		false